Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (308,081)	$ (222,696)	$ 4,103,067	$ (501,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	124,058	17,416	94,168	87,289
Shares issued for services	58,125		6,125
Change in fair value of warrant liability	(234,195)		397,553
Change in fair value of earnout shares liability	(1,039,282)		(18,731,514)
Stock issued for forbearance fee			13,226,926
Change in assets and liabilities:
Prepaid expenses	211,563		(801,386)
Other receivables		15,000	17,224	(15,000)
Accounts payable and accrued expenses	580,053	13,433	41,893	11,844
Accrued expenses - related party		(12,809)	(88,350)	(120,083)
Accrued interest payable - related party	13,612	14,370	57,795	22,064
Net cash used in operating activities	(594,147)	(175,286)	(1,676,499)	(515,181)
Cash flows from investing activities:
Cash acquired with merger			2,537
Acquisition cots			(361,643)
Net cash provided by investing activities			(359,106)
Cash flows from financing activities:
Proceeds from notes payable to related party	200,000	100,000	500,000	821,941
Repayment of financing payable	(193,390)		(123,972)	(61,957)
Repayment of due to investor			(1,000,000)
Proceeds from convertible notes payable			2,600,000
Proceeds from financing payable			663,582
Repurchase of common stock to cancel				(141,000)
Proceeds from sale of common stock			25,000
Net cash provided by financing activities	6,610	100,000	2,664,610	618,984
Net change in cash	(587,537)	(75,286)	629,005	103,803
Cash at beginning of period	735,814	106,809	106,809	3,006
Cash at end of period	148,277	31,523	735,814	106,809
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes			200
Supplemental non-cash information
Net assets and liabilities assumed in the merger			(25,236,215)
Conversion of preferred series A stock into common stock				510
Conversion of preferred series B stock into common stock				10,000
Common shares cancelled per forfeiture agreement			85
Common shares cancelled for reimbursement of expenses				208,433
Common shares issued for note extension with related party			35,000
Renegotiated notes payable		453,750		487,500
Shares issued to related party applied directly against accumulated deficit		35,000
Discounts on notes payable applied directly against accumulated deficit		$ 4,824	$ 14,087	$ 44,077